UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                     June 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Phoenix Variable Advisors, Inc.

Address:          One American Row               Hartford,  Connecticut 06115

Form 13F File Number: 028-10577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Beers

Title:         Secretary

Phone:         860-403-5050

Signature, Place, and Date of Signing:

/s/ John H. Beers                   Hartford, CT               August 11, 2006
------------------                  [City, State]                   [Date]
[Signature]

Phoenix Variable Advisors, Inc. ("PVA") does not have investment discretion with respect to any securities. PVA has, however, entered into subadvisory agreements with seven other institutional managers that manage client assets on a discretionary basis. These entities manage client's securities independently and do not share investment discretion with PVA. According, each institutional manager is filing a separate Form 13F Holdings Report governing its activities. Such securities are not included in this report. Below are listed the investment advisors who file the 13F reports on behalf of The Phoenix Edge Series Fund.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

       Form 13F File Number            Manager

       028-01983                       AIM Capital Management, Inc.
       028-02321                       Alliance Capital Management L.P.
       028-10469                       Lazard Asset Management LLC
       028-00290                       Northern Trust Investments, Inc.
       028-00869                       Fred Alger Management, Inc.
       028-05412                       Bennett Lawrence
       801-15757                       Morgan Stanley Investment Inc.

                              Form 13F Summary Page

                                 Report Summary:


Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: $15,630,338.33

                                                             FORM 13F
                                        REPORTING MANAGER: PHOENIX VARIABLE ADVISORS, INC.
                                                FOR THE QUARTER ENDED JUNE 30, 2006

ITEM 1                          ITEM 2    ITEM 3     ITEM 4         ITEM 5                  ITEM 6    ITEM 7           ITEM 8
------                          ------    ------     ------         ------                  ------    ------           ------
                                                                                                                  VOTING AUTHORITY
                                                                                                                  ----------------
                                                       FAIR        SHARES OR
                               TITLE OF   CUSIP       MARKET      PRINCIPAL    SH/  PUT/    INVESTMENT  MANA-     SOLE  SHARED NONE
         NAME OF ISSUER         CLASS     NUMBER      VALUE         AMOUNT     PRN  CALL    DISCRETION  GERS       (A)   (B)   (C)
         --------------         -----     ------      -----         ------     ---  ----    ----------  ----       ---   ---   ---
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES GS$ INVESTOP
  CORPORATE BOND FUND           COMMON   464287242     389,357.61       3,763 SH                 3,763    1         3,763
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES LEHMAN 20+ YEAR
  TREASURY BOND FUND            COMMON   464287432     497,740.96       5,903 SH                 5,903    1         5,903
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES LEHMAN 7-10 YEAR
  TREASURY BOND FUND            COMMON   464287440     952,193.60      11,855 SH                11,855    1        11,855
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES LEHMAN 1-3 YEAR
  TREASURY BOND FUND            COMMON   464287457   1,788,721.74      22,446 SH                22,446    1        22,446
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES MSCI EAFE INDEX FUND    COMMON   464287465   3,006,697.59      45,981 SH                45,981    1        45,981
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES NASDAQ BIOTECHNOLOGY
  INDEX FUND                    COMMON   464287556     158,413.30       2,179 SH                 2,179    1         2,179
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES DJ U.S. TELECOMMUNICATIONS
  SECTOR INDEX FUND             COMMON   464287713     777,451.50      30,310 SH                30,310    1        30,310
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS SELECT SECTOR
  SPDR TRUST                    COMMON   81369Y100     634,167.60      19,756 SH                19,756    1        19,756
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SELECT SECTOR
  SPDR FUND                     COMMON   81369Y209     721,862.17      23,879 SH                23,879    1        23,879
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES SELECT
  SECTOR SPDR FUND              COMMON   81369Y308     439,822.58      18,182 SH                18,182    1        18,182
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY SELECT
  SECTOR SPDR FUND              COMMON   81369Y407     753,258.00      22,600 SH                22,600    1        22,600
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY SELECT SECTOR
  SPDR FUND                     COMMON   81369Y506   1,290,947.20      22,760 SH                22,760    1        22,760
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SELECT SECTOR
  SPDR FUND                     COMMON   81369Y605   1,598,491.44      49,581 SH                49,581    1        49,581
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SELECT SECTOR
  SPDR FUND                     COMMON   81369Y704   1,413,448.40      41,818 SH                41,818    1        41,818
-----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY SELECT SECTOR
  SPDR FUND                     COMMON   81369Y803   1,207,764.64      59,408 SH                59,408    1        59,408
-----------------------------------------------------------------------------------------------------------------------------------
                                                    15,630,338.33
-----------------------------------------------------------------------------------------------------------------------------------